Prospector Opportunity Fund

Schedule of Investments

March 31, 2025 (Unaudited)

COMMON STOCKS - 93.4%	Shares	Value
Banks - 12.5%
Ameris Bancorp	78,534	$4,521,202
Bank of N.T. Butterfield & Son	73,075	2,844,079
Citigroup	38,245	2,715,012
First National Bank PA	112,000	1,506,400
KeyCorp	230,745	3,689,613
NB Bancorp (a)	166,823	3,014,492
PNC Financial Services Group	22,690	3,988,221
Prosperity Bancshares	80,675	5,757,775
SouthState	52,845	4,905,073
		32,941,867

Communication Services - 0.9%
Alphabet, Inc. - Class A	10,575	1,635,318
Alphabet, Inc. - Class C	5,125	800,679
		2,435,997

Consumer Discretionary - 7.1%
Darden Restaurants	34,509	7,169,590
eBay	33,025	2,236,783
Expedia Group	23,540	3,957,074
Home Depot	7,850	2,876,947
Texas Roadhouse	13,675	2,278,665
		18,519,059

Consumer Staples - 8.8%
Church & Dwight	44,910	4,944,142
Colgate-Palmolive	51,930	4,865,841
Kenvue	165,800	3,975,884
Mondelez International - Class A	42,475	2,881,929
Nomad Foods	177,450	3,486,893
Simply Good Foods Co. (a)	85,450	2,947,170
		23,101,859

Diversified Financial Services - 2.6%
CBOE Global Markets	14,625	3,309,491
Fidelity National Information Services	47,635	3,557,382
		6,866,873

Energy - 6.5%
Devon Energy	71,550	2,675,970
Exxon Mobil	30,559	3,634,382
Hess	13,700	2,188,301
Permian Resources	146,700	2,031,795
Schlumberger	53,455	2,234,419
Suncor Energy	108,775	4,211,768
		16,976,635

Health Care - 8.6%
Abbott Laboratories	42,805	5,678,083
Cigna	10,505	3,456,145
Henry Schein (a)	27,300	1,869,777
Hologic (a)	30,730	1,898,192
Johnson & Johnson	12,100	2,006,664
Merck & Co.	35,598	3,195,276

Option Care Health (a)	71,200	2,488,440
Pfizer	75,525	1,913,804
		22,506,381

Industrials - 11.3%
CACI International - Class A (a)	10,763	3,949,160
Carrier Global	87,675	5,558,595
Curtiss-Wright	8,215	2,606,373
Eaton	8,435	2,292,886
Fortune Brands Innovations	40,145	2,444,028
Honeywell International	13,715	2,904,151
Leidos Holdings	23,960	3,233,162
Pentair	35,440	3,100,291
V2X (a)	70,990	3,482,060
		29,570,706

Information Technology - 5.8%
Littelfuse	31,715	6,239,609
Teradyne	29,670	2,450,742
Trimble (a)	55,045	3,613,704
Zebra Technologies - Class A (a)	10,015	2,829,839
		15,133,894

Insurance Brokers - 7.1%
Arthur J. Gallagher & Co.	23,150	7,992,306
Brown & Brown	84,950	10,567,780
		18,560,086

Life & Health Insurance - 5.9%
Globe Life	59,250	7,804,410
Primerica	27,045	7,695,114
		15,499,524

Materials - 3.8%
Axalta Coating Systems (a)	76,900	2,550,773
Newmont Goldcorp	59,600	2,877,488
PPG Industries	42,735	4,673,072
		10,101,333

Property & Casualty Insurance - 7.8%
Fairfax Financial Holdings	4,605	6,664,598
First American Financial	54,025	3,545,661
Hiscox	194,502	2,954,690
Progressive	11,895	3,366,404
White Mountains Insurance Group	2,103	4,049,978
		20,581,331

Real Estate - 2.4%
CubeSmart	55,755	2,381,296
Howard Hughes Holdings (a)	53,565	3,968,095
		6,349,391

Reinsurance - 2.3%
Everest Re Group	16,835	6,116,660
TOTAL COMMON STOCKS (Cost $167,454,153)		245,261,596

EXCHANGE TRADED FUNDS - 1.0%	Shares	Value
Aberdeen Standard Physical Platinum Shares Fund (a)	29,475	2,693,131
TOTAL EXCHANGE TRADED FUNDS (Cost $2,526,950)		2,693,131

SHORT-TERM INVESTMENTS - 5.8%	Shares	Value
Money Market Funds - 5.8%
First American Treasury Obligations Fund - Class X, 4.26% (b)	15,241,546	15,241,546
TOTAL SHORT-TERM INVESTMENTS (Cost $15,241,546)		15,241,546

TOTAL INVESTMENTS - 100.2% (Cost $185,222,649)		263,196,273
Liabilities in Excess of Other Assets - (0.2)%		(455,989)
TOTAL NET ASSETS - 100.0%		$262,740,284

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Prospector Opportunity Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$245,261,596	$–	$–	$245,261,596
Exchange Traded Funds	2,693,131	–	–	2,693,131
Money Market Funds	15,241,546	–	–	15,241,546
Total Investments	$263,196,273	$–	$–	$263,196,273

Refer to the Schedule of Investments for further disaggregation of investment categories.